Segmented Information	9 Months Ended
Mar. 31, 2023
Operating segments [Abstract]
Segmented Information	Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into three reportable segments plus corporate. The three reportable segments are (i) Canadian Cannabis; (ii) EU Cannabis and (iii) Plant Propagation

During the nine months ended March 31, 2023, the Company changed its internal management reporting which resulted in a change in how CGU’s are allocated between the Canadian Cannabis operating segment and the previously reported International Cannabis operating segment. As a result, the International Cannabis operating segment now only represents the European Union (“EU”) and sales to export markets from Canada are now within the Canadian Cannabis segment. Additionally, with the acquisition of Bevo (Note 13), the Company determined this is a reportable segment. Accordingly, Management has identified the following three reportable operating segments: (i) Canadian Cannabis; (ii) European Cannabis and (iii) Plant Propagation.

Operating Segments	Canadian Cannabis	EU Cannabis	Plant Propagation	Corporate (1)	Total
	$	$		$	$
Nine months ended March 31, 2023
Net revenue	129,918	24,369	20,681	—	174,968
Gross profit (loss) before fair value adjustments	12,174	10,616		1,343	24,133
Selling, general, and administrative expense	94,364	12,147	14,344	1,784	122,639
Loss before taxes	(156,199)	(23,162)	(39,245)	(2,926)	(221,532)

Year ended June 30, 2022
Net revenue	159,923	61,372	—	44	221,339
Gross profit (loss) before fair value adjustments	(23,411)	32,015	—	22	8,626
Selling, general and administrative expense	140,469	17,541	—	17,227	175,237
Loss before taxes	(1,559,855)	(14,124)	—	(146,141)	(1,720,120)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.

Geographical Segments	Canada	EU	Other	Total
	$	$	$	$
Non-current assets
March 31, 2023	375,179	41,866	105	417,150
June 30, 2022	267,438	41,080	—	308,518

Nine months ended March 30, 2023
Net revenue	150,599	24,369	—	174,968
Gross profit (loss) before fair value adjustments	13,517	10,616	—	24,133

Year ended June 30, 2022
Net revenue	159,819	61,520	—	221,339
Gross profit (loss) before fair value adjustments	(23,640)	32,266	—	8,626

There were no single customers that contributed 10% or more to the Company’s net revenue arising from the Canadian Cannabis operating segment for the nine months ended March 31, 2023.

There were no single customers that contributed 10% or more to the Company’s net revenue arising from the EU operating segment for the nine months ended March 31, 2023 (year ended June 30, 2022 - nil).
No other single customers contributed 10% or more to the Company’s net revenue during the nine months ended March 31, 2023 and year ended June 30, 2022.